POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 22, 2017

TO THE PROSPECTUS DATED AUGUST 28, 2017

PowerShares Aerospace & Defense Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares BuyBack Achievers™ Portfolio	PowerShares Dynamic Retail Portfolio
PowerShares Cleantech™ Portfolio	PowerShares Dynamic Semiconductors Portfolio
PowerShares Dividend Achievers™ Portfolio	PowerShares Dynamic Software Portfolio
PowerShares DWA Basic Materials Momentum Portfolio	PowerShares Financial Preferred Portfolio
PowerShares DWA Consumer Cyclicals Momentum	PowerShares FTSE RAFI US 1000 Portfolio
Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio	PowerShares Global Listed Private Equity Portfolio
PowerShares DWA Energy Momentum Portfolio	PowerShares Golden Dragon China Portfolio
PowerShares DWA Financial Momentum Portfolio	PowerShares High Yield Equity Dividend Achievers™
PowerShares DWA Healthcare Momentum Portfolio	Portfolio
PowerShares DWA Industrials Momentum Portfolio	PowerShares International Dividend Achievers™ Portfolio
PowerShares DWA Momentum Portfolio	PowerShares NASDAQ Internet Portfolio
PowerShares DWA NASDAQ Momentum Portfolio	PowerShares Russell 2000 Equal Weight Portfolio
PowerShares DWA Technology Momentum Portfolio	PowerShares Russell 2000 Pure Growth Portfolio
PowerShares DWA Utilities Momentum Portfolio	PowerShares Russell 2000 Pure Value Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Russell Midcap Equal Weight Portfolio
PowerShares Dynamic Building & Construction Portfolio	PowerShares Russell Midcap Pure Growth Portfolio
PowerShares Dynamic Energy Exploration & Production	PowerShares Russell Midcap Pure Value Portfolio
Portfolio	PowerShares Russell Top 200 Equal Weight Portfolio
PowerShares Dynamic Food & Beverage Portfolio	PowerShares Russell Top 200 Pure Growth Portfolio
PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Russell Top 200 Pure Value Portfolio
PowerShares Dynamic Large Cap Value Portfolio	PowerShares S&P 500 BuyWrite Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio	PowerShares S&P 500® Quality Portfolio
PowerShares Dynamic Market Portfolio	PowerShares Water Resources Portfolio
PowerShares Dynamic Media Portfolio	PowerShares WilderHill Clean Energy Portfolio
PowerShares Dynamic Networking Portfolio	PowerShares WilderHill Progressive Energy Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Zacks Micro Cap Portfolio

Effective immediately, on page 232, under the section titled “Additional Information About the Funds’ Strategies and Risks—Russell 2000® Equal Weight Index (PowerShares Russell 2000 Equal Weight Portfolio),” the first sentence of the fifth paragraph of the section is deleted in its entirety and replaced with the following:

“The Underlying Index is re-weighted at the close of the third Friday in March, September and
December.”

Effective immediately, on page 233, under the section titled “Additional Information About the Funds’ Strategies and Risks—Russell Midcap® Equal Weight Index (PowerShares Russell Midcap Equal Weight Portfolio),” the first sentence of the fifth paragraph of the section is deleted in its entirety and replaced with the following:

“The Underlying Index is re-weighted at the close of the third Friday in March, September and
December.”

Effective immediately, on page 234, under the section titled “Additional Information About the Funds’ Strategies and Risks—Russell Top 200® Equal Weight Index (PowerShares Russell Top 200 Equal Weight Portfolio),” the
first sentence of the fifth paragraph of the section is deleted in its entirety and replaced with the following:

“The Underlying Index is re-weighted at the close of the third Friday in March, September and
December.”

Please Retain This Supplement for Future Reference.

P-PS-PRO-1-SUP-1 092217